Cash and cash equivalents (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Restricted cash and cash balances	$ 622	$ 731
Isapre Norte Grande Ltda. [Member]
Cash and Cash Equivalents [Line Items]
Restricted cash and cash balances	$ 622	$ 731